LOSS ON GOLDEX MINE (Details) (Goldex mine, USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Sep. 30, 2011 oz	Dec. 31, 2011
Goldex mine
Loss on suspended operations
Proven and probable gold reserves (in ounces)	1,600,000
Impairment loss on Goldex mine property, plant, and mine development		$ 237,110
Loss on underground ore stockpile		16,641
Supplies inventory obsolescence provision		1,915
Increase in environmental remediation liability		47,227
Loss on Goldex mine (before income and mining taxes)		$ 302,893